Cover	Oct. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2022
Entity File Number	000-55666
Entity Registrant Name	GUSHEN, INC.
Entity Central Index Key	0001639327
Entity Tax Identification Number	47-3413138
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1312-13, 4th Floor, Building
Entity Address, Address Line Two	No. 2, 1 Hangfeng Rd
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
City Area Code	+86
Local Phone Number	139-4977-8662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false